Note 4 - Employee Benefit Plan (Details Textual) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Defined Contribution Plan, Employer Discretionary Contribution Amount	$ 0	$ 0